Registration No. 2-30070
                                                    Registration No. 811-1705
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  62
                                       ----

                                     AND/OR



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |



                                                                           |X|
           Amendment No.  64
                         ----

                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                  MARY P. BREEN
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                            PETER E. PANARITES, ESQ.
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


|X|     Immediately upon filing pursuant to paragraph (b) of Rule 485.



| |     On May 1, 1998 pursuant to paragraph (b) of Rule 485.



| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.


| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE


This Post Effective Amendment No. 62 ("PEA") to the Form N-4 Registration Statement No. 2-30070 ("Registration Statement") of The Equitable Life Assurance Society of the United States and its Separate Account A is being filed solely for the purpose of filing electronically in Edgarized form, the exhibits listed under Part C. All of such exhibits were previously filed with the Registration Statement in paper format. The PEA does not amend or delete any other part of the Registration Statement.

                                     PART C

                                OTHER INFORMATION
                                -----------------


This Part C is amended solely for the purpose of adding Edgarized Exhibits 1(a), 1(b), 3(a)-(e), 4(a)-(i), 5(a), 5(b), 9(a)-(c), 10(b) and 13(a)-(c) to Item
24(b), and refiling such exhibits electroncially herewith. No amendment or deletion is made of any of the other information set forth under Part C of the Registration Statement.

Item 24.   Financial Statements and Exhibits
           ----------------------------------


           (b)   Exhibits.

            The following exhibits are refiled herewith in EDGAR format:

            1.   (a)      Resolutions of the Board of Directors of The
                          Equitable Life Assurance Society of the United
                          States ("Equitable") authorizing the
                          establishment of the Registrant, previously filed with this Registration Statement No. 2-30070 on
                          October 27, 1987, refiled electronically herewith.

                 (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement
                          No. 2-30070 on April 24, 1995, refiled electronically herewith.

            3.   (a)      Sales Agreement, dated September 30, 1991 among
                          Equitable, Separate Account A and Equitable Variable
                          Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement No. 2-30070 on April 24,
                          1995, refiled electronically herewith.

                 (b) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable
                          Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement
                          No. 2-30070 on April 26, 1993, refiled electronically herewith.



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


                 (c) Distribution and Servicing Agreement among Equico Securities, Inc. (now EQ Financial Consultants, Inc.), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, previously filed with this Registration Statement No. 2-30070 on February 14, 1995, refiled electronically herewith.

                 (d) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc. (now EQ Financial Consultants, Inc.), previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically herewith.

                 (e) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now EQ Financial Consultants, Inc.), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically herewith.

            4.   (a)      Form of Group Annuity Contract No. 11929 CI,
                          amendments and endorsements thereto; Application for Group Annuity Contract; Form of Certificate No.
                          119331; Form of Group Annuity Contract 11930 CT, endorsements and amendments thereto; Form of Certificate No.11934 T; Form of Group Annuity Contract
                          No. 11931 CH, endorsements and amendments thereto;
                          Form of Certificate No. 11935 CH; Form of Group
                          Annuity Contract No. 11932 CP, endorsements and amendments thereto, Form of Certificate No. 11936P;
                          Form of Group Annuity contract No. 11938 C-C, amendments and endorsements thereto; Form of Certificate No. 11938C; Form of Group Annuity
                          Contract No. 11937C NQ, endorsements and amendments thereto; Form of Certificate No. 11937 NQ and amendment thereto; and, Form of Certificate No.
                          11939C NQ-I; previously filed with this Registration
                          Statement No. 2-30070 on April 24, 1995, refiled electronically herewith.

                 (b) Additional amendments to Group Annuity Contracts and Certificates listed in Exhibit 4(a) above, previously filed with this Registration Statement File No. 2-30070 on March 2, 1990, refiled electronically herewith.

                 (c) Unit Investment Trust Endorsement, previously filed with this Registration Statement File No. 2-30070 on December 21, 1987, refiled electronically herewith.

                 (d) Form of Individual Annuity Contracts No. 92CTRA, No. 92CTRB, No. 92 EDCB, 92HR1A, 92HR1B, 92IRAA, 92IRAB, 92NQCA, 92NQCB, 92PEDB, 92QPIA, 92SEPA, 92SEPB, 92TSAA, 92TSAB, 92TSUA, 92TSUB, 92UTRA, and forms of Application No. 180-1000 used with individual qualifed variable annuity contracts and No. 180-1001 used with
                          individual   non-qualifed  variable  annuity
                          contracts, previously filed with this Registration Statement File No. 2-30070 on May 27, 1992, refiled electronically herewith.

                 (e) Form of Group Annuity Contract No. AC0000; Form of Certificate No. 11993AC; Endorsements applicable to IRA and SEP Certificates, previously filed with this Registration Statement File No. 2-30070 on April 24, 1995, refiled electronically herewith.

                 (f) Form of Group Annuity Contract No. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled eletronically herewith.

                 (g) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled eletronically herewith.

                 (h) Forms of Endorsement Nos. 94ENIRAI, 94ENNQI and 94ENMVAI to Contract No. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically herewith.

                 (i) Forms of Data Pages to Endorsement Nos. 94ENIRAI, 94ENNQI and 94ENMVAI, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically herewith.


            5.   (a)  Forms of Applications and Requests for Enrollment for
                      EQUI-VEST Qualified and Non-Qualified plans, previously filed with this Registration Statement, File No. 2-30070 on October 27, 1987, refiled electronically herewith.

                 (b) Form of application used with the variable annuity contracts offered under EQUI-VEST PERSONAL RETIREMENT PROGRAMS, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically herewith.

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


            9.   (a)  Opinion and Consent of Herbert P. Shyer, Esq., Executive
                      Vice President and General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement
                      No. 2-30070 on December 21, 1987, refiled electronically herewith.

                 (b) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on July 17, 1992, refiled electronically herewith.

                 (c) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically herewith.

            10.  (b)  Notice concerning regulatory relief, previously filed with this Registration Statement No. 2-30070 on May 27, 1992, refiled electronically herewith.

            13.  (a)  Schedules for computation of Money Market Fund Yield quotations, previously filed with this Registration Statement No. 2-30070 on April 28, 1994, refiled electronically herewith.

                 (b) Formulae for Determining "30-Day Yields" for Equi-Vest Series Contracts Invested In One Investment Fund (Intermediate Government Securities, Quality Bond or High Yield) of The Hudson River Trust, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically herewith.

                 (c) Separate Account A Performance Values Worksheets One-Year Standardized Performance, previously filed with this Registration Statement No. 2-30070 on April 28, 1994, refiled electronically herewith.



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


                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for the effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 10th day of July, 1998.



                                          SEPARATE ACCOUNT A OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Naomi Weinstein
                                               -------------------------
                                                   Naomi Weinstein
                                                   Vice President
                                                   The Equitable Life Assurance
                                                   Society of the United States

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Registration Statement or amendment thereto to be signed on its behalf, in the City and State of New York, on the 10th day of July, 1998.



                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                  OF THE UNITED STATES
                                                       (Depositor)


                                           By: /s/ Naomi Weinstein
                                               ------------------------
                                                   Naomi Weintein
                                                   Vice President
                                                   The Equitable Life Assurance
                                                   Society of the United States



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement or amendment thereto has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

Edward D. Miller                           Chairman of the Board,
                                           Chief Executive Officer and Director

Michael Hegarty                            President, Chief Operating Officer
                                           and Director

PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                           Vice Chairman of the Board,
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:


                                           Senior Vice President and Controller
---------------------
Alvin H. Fenichel
July 10, 1998


DIRECTORS:

Francoise Colloc'h        Donald J. Greene            George T. Lowy
Henri de Castries         John T. Hartley             Edward D. Miller
Joseph L. Dionne          John H.F. Haskell, Jr.      Didier Pineau-Valencienne
Denis Duverne             Michael Hegarty             George J. Sella, Jr.
William T. Esrey          Mary R. (Nina) Henderson    Stanley B. Tulin
Jean-Rene Fourtou         W. Edwin Jarmain            Dave H. Williams
Norman C. Francis         G. Donald Johnston, Jr.





By: /s/ Naomi Weinstein
    -------------------------
        Naomi Weinstein
        Attorney-in-Fact
        July 10, 1998





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


                                  EXHIBIT INDEX
                                  --------------

EXHIBIT NO.                                                                     TAG VALUE
-----------                                                                     --------

1(a)      Resolutions of the Board of Directors of The                          EX-99.1a RESOLUTIONS
          Equitable Life Assurance Society of the United
          States ("Equitable") authorizing the
          establishment of the Registrant.

1(b)      Resolutions of the Board of Directors of                              EX-99.1b RESOLUTIONS
          Equitable dated October 16, 1986 authorizing the
          reorganization of Separate Accounts A, C, D, E, J
          and K into one continuing separate account.

3(a)      Sales Agreement dated September 30, 1991 among Equitable,             EX-99.3a SALES AGREE
          Separate Account A and Equitable Variable Life
          Insurance Company, as principal underwriter for the
          Hudson River Trust.

3(b)      Sales Agreement, dated as of July 22, 1992, among                     EX-99.3b SALES AGREE
          Equitable, Separate Account A and Equitable
          Variable Life Insurance Company, as principal
          underwriter for the Hudson River Trust.

3(c)      Distribution and Servicing Agreement among Equico                     EX-99.3c DIST AGREE
          Securities, Inc. (now EQ Financial Consultants, Inc.),
          Equitable and Equitable Variable Life Insurance
          Company, dated as of May 1, 1994.

3(d)      Distribution Agreement dated as of January 1, 1995 by                 EX-99.3d DIST AGREE
          and between The Hudson River Trust and Equico
          Securities, Inc. (now EQ Financial Consultants, Inc.).

3(e)      Sales Agreement, dated as of January 1, 1995, by and                  EX-99.3e SALES AGREE
          among Equico Securities, Inc. (now EQ Financial
          Consultants, Inc.), Equitable, Separate Account A,
          Separate Account No. 301 and Separate Account No. 51.

4(a)      Form of Group Annuity Contract No. 11929 CI,                          EX-99.4a CONTRACTS
          amendments and endorsements thereto; Application for
          Group Annuity Contract; Form of Certificate No.
          119331; Form of Group Annuity Contract 11930 CT,
          endorsements and amendments thereto; Form of
          Certificate No.11934 T; Form of Group Annuity Contract
          No. 11931 CH, endorsements and amendments thereto;
          Form of Certificate No. 11935 CH; Form of Group
          Annuity Contract No. 11932 CP, endorsements and
          amendments thereto, From of Certificate No. 11936P;
          Form of Group Annuity contract No. 11938 C-C,
          amendments and endorsements thereto; Form of
          Certificate No. 11938C; Form of Group Annuity
          Contract No. 11937C NQ, endorsements and amendments
          thereto; Form of Certificate No. 11937 NQ and
          amendment thereto; and, Form of Certificate No.
          11939C NQ-I.

4(b)      Additional amendments to Group Annuity Contracts and                  EX-99.4b AMENDMENTS
          Certificates listed in Exhibit 4(a) above.

4(c)      Unit Investment Trust Endorsement.                                    EX-99.4c ENDORSEMENT

4(d)      Form of Individual Annuity Contracts No. 92CTRA, No.                  EX-99.4d CONTRACTS
          92CTRB, No. 92 EDCB, 92HR1A, 92HR1B, 92IRAA, 92IRAB,
          92NQCA, 92NQCB, 92PEDB, 92QPIA, 92SEPA, 92SEPB,
          92TSAA, 92TSAB, 92TSUA, 92TSUB, 92UTRA, and forms of
          Application No. 180-1000 used with individual qualifed
          variable annuity contracts and No. 180-1001 used with
          individual   non-qualifed  variable  annuity
          contracts.

4(e)      Form of Group Annuity Contract No. AC0000; Form of                    EX-99.4e CONTRACTS
          Certificate No. 11993AC; Endorsements applicable to
          IRA and SEP Certificates.

4(f)      Form of group annuity contract no. 1050-94IC.                         EX-99.4f CONTRACTS

4(g)      Forms of group annuity certificate nos. 94ICA and                     EX-99.4g CERTIFICATE
          94ICB.

4(h)      Forms of endorsement nos. 94ENIRAI, 94ENNQI and                       EX-99.4h CERTIFICATE
          94ENMVAI to contract no. 1050-94IC

4(i)      Forms of data pages to endorsement nos. 94ENIRAI,                     EX-99.4i DATA PAGES
          94ENNQI and 94ENMVAI.

5(a)      Forms of Applications and Requests for Enrollment for                 EX-99.5a APPLICATION
          EQUI-VEST Qualified and Non-Qualified Plans.

5(b)      Form of application used with the variable annuity                    EX-99.5b APPLICATION
          contracts offered under EQUI-VEST PERSONAL RETIREMENT
          PROGRAMS.

9(a)      Opinion and Consent of Herbert P. Shyer, Esq., Executive              EX-99.9a OPINION
          Vice President and General Counsel of Equitable, as to
          the legality of the securities being registered.

9(b)      Opinion and Consent of Jonathan E. Gaines, Esq., Vice                 EX-99.9b OPINION
          President and Associate General Counsel of Equitable, as
          to the legality of the securities being registered.

9(c)      Opinion and Consent of Jonathan E. Gaines, Esq., Vice                 EX-99.9c OPINION
          President and Associate General Counsel of Equitable, as
          to the legality of the securities being registered.

10(b)     Notice concerning regulatory relief.                                  EX-99.10b NOTICE

13(a)     Schedules for computation of Money Market Fund Yield                  EX-99.13a SCHEDULES
          quotations.

13(b)     Formulae for Determining "30-Day Yields" for EQUI-VEST                EX-99.13b FORMULAE
          Series Contracts Invested In One Investment Fund
          (Intermediate Government Securities, Quality Bond or High
          Yield) of The Hudson River Trust.

13(c)     Separate Account A Performance Values Worksheets One-Year             EX-99.13c PERF VALUE
          Standardized Performance.

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